Reportable Segments Reportable Segments (Segment Adjusted EBITDA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 5,935	$ 5,840	$ 4,367
Depreciation and amortization	(2,079)	(1,724)	(1,313)
Interest expense, net of interest capitalized	(1,643)	(1,369)	(1,221)
Gain on sale of AmeriGas common units	0	177	87
Impairment losses	339	370	689
Gains (losses) on interest rate derivatives	(18)	(157)	53
Non-cash unit-based compensation expense	(91)	(82)	(61)
Gains (losses) on interest rate derivatives	(65)	116	48
Losses on extinguishments of debt	(43)	(25)	(162)
Inventory valuation adjustments	(249)	(473)	3
Adjusted EBITDA related to discontinued operations	0	(27)	(76)
Adjusted EBITDA related to unconsolidated affiliates	(713)	(748)	(727)
Equity in earnings from unconsolidated affiliates	276	332	236
Non-operating environmental remediation	0	0	(168)
Other, net	22	(73)	(2)
Income from continuing operations before income tax expense	993	1,417	375
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	5,714	5,710	4,404
Depreciation and amortization	(1,929)	(1,669)	(1,296)
Equity in earnings from unconsolidated affiliates	469	332	236
Investment In Sunoco LP [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	719	332	0
Depreciation and amortization	(278)	(86)	0
Investment in Lake Charles LNG [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	196	195	187
Depreciation and amortization	(39)	(39)	(39)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(104)	(97)	(43)
Depreciation and amortization	(17)	(16)	(16)
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(590)	(300)	(181)
Depreciation and amortization	184	86	38
Equity in earnings from unconsolidated affiliates	$ (193)	$ 0	$ 0